Inventories (Tables)	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following as of the below balance sheet dates:
	September 30, 2023	December 31, 2022
	U.S. $ in thousands
Finished goods	$86,980	$81,564
Work-in-process	10,595	7,562
Raw materials	99,845	104,928
	$197,420	$194,054